Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Columbia Overseas Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Class A
Trading Symbol	COSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 65	1.19% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 938,455,000
Holdings Count | Holding	137
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%

Columbia Overseas Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional Class
Trading Symbol	COSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.95% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 938,455,000
Holdings Count | Holding	137
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%

Columbia Overseas Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 48	0.88% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 938,455,000
Holdings Count | Holding	137
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%

Columbia Overseas Core Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 45	0.82% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 938,455,000
Holdings Count | Holding	137
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 938,455,000
Total number of portfolio holdings	137
Portfolio turnover for the reporting period	29%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
ING Groep NV	2.3%
AstraZeneca PLC, ADR	2.2%
Prosus NV, Class N	2.2%
Northern Star Resources Ltd.	2.2%
Check Point Software Technologies Ltd.	2.1%
Sankyo Co., Ltd.	1.9%
Shell PLC	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
Marks & Spencer Group PLC	1.9%
Mitsubishi UFJ Financial Group, Inc.	1.8%

[1]	Annualized.